Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Accounting Method
The financial statements of the Plan are prepared using the accrual method of accounting under accounting principles generally accepted in the United States.
Investment Valuation and Income Recognition
Investments held by a defined contribution retirement plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. For the portion of the net assets available for benefits attributable to fully benefit-responsive investment contracts, contract value is the relevant measure because it is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3 for a discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. If a trade is open at the end of the year, a receivable for securities sold but not yet settled or a payable for securities purchased but not yet settled is reflected in the Statement of Net Assets Available for Benefits.
Dividends are recorded on the ex-dividend date.
Brokers’ commissions and other expenses incurred upon the purchase of corporate stock are included in the cost of the corporate stock. Brokers’ commissions and other expenses incurred upon the sale of corporate stock are reflected as a reduction in the proceeds from the sale.
The change in the difference between fair value and the cost of investments from the beginning to the end of the year is reflected in the Statement of Changes in Net Assets Available for Benefits as net appreciation or depreciation in fair value of investments. The net gain (loss) on sales of investments is the difference between the proceeds received and the cost of investments sold and is also reflected in the Statement of Changes in Net Assets Available for Benefits in net appreciation or depreciation in fair value of investments.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. If a participant ceases to make loan payments and the Plan Sponsor deems the loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded. Accordingly, no allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Administrative Expenses
Recordkeeping, investment management, trust, consulting, audit, and other administrative fees are paid by the Plan and the Company, and recorded as administrative expenses as incurred. Participant accounts are allocated a portion of administrative expenses paid by the Plan.
Distributions to Participants
Benefit payments are recorded when paid.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates and assumptions.
Risks and Uncertainties
The Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.